Investments in Financial Assets (Details) - EUR (€) € in Thousands	Mar. 31, 2026	Dec. 31, 2025
Kamal Therapeutics, Inc.
Disclosure of Investment in Financial Asset and Gain on Disposal of Associate [Line items]
Proportion of ownership interest	0.20%
Financial assets at fair value through other comprehensive income	€ 0	€ 0
Yarrow Biotechnology, Inc
Disclosure of Investment in Financial Asset and Gain on Disposal of Associate [Line items]
Proportion of ownership interest	3.60%
Financial assets at fair value through other comprehensive income	€ 0	€ 0